INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.      INTANGIBLE ASSETS

As of December 31, 2023, intangible assets mainly include the license right of FOLOTYN®, as well as cloud computing or office administration software. These intangible assets were originally recorded at fair values and are stated net of accumulated amortization and impairment, if any.

As mentioned in Note 1, the Company obtained the license of FOLOTYN® in 2023 under the FOLOTYN® Assignment Agreement and Payment Agreement which includes certain Deferred Payments. Considering the uncerntainties related to the renewal of the drug approval in China, as of December 31, 2023, the Company believes it is not probable that the Deferred Payments will be paid. The Company recorded the intangible asset (License of FOLOTYN®) in amount of US$ 2 million which equals to the initial one-time payment, which is amortized over the remaining initial drug approval period (i.e. 23 months) using the straight-line method. When it becomes probable that any part of the Deferred Payments will be paid, the Company will adjust the carrying value of the intangible asset on a cumulative catch-up basis as if the additional amount that is no longer contingent had been accrued from the outset of the arrangement. And if such change in the future indicates a longer useful life of the intangible assets, the Company will also extend the amortization period to the then best estimate of useful life of the intangible asset.

Other intangible assets are being amortized over their useful lives of 5-10 years.

The Company used to own six ANDAs. In the fourth quarter of 2022, the Company determined that it had no further development plan for its six ANDAs and returned the Wuxi land use right to the local government (Note 5). This indicates that the carrying value of these ANDAs may not be recoverable and triggers an impairment test. The Company performed an impairment test of these ANDAs and concluded that the carrying amount of the ANDAs is not fully recoverable and should be reduced to fair value of $1 million based on expected selling price and management estimated the remaining useful life to be one year after the impairment. The Company recognized an impairment loss of $8.7 million in its consolidated statements of operations and comprehensive loss for the year ended December 31, 2022. The Company recognized no impairment for the years ended December 31, 2023 and 2021.

In November 23, 2023, the Company applied for withdrawal of the ANDAs, and FDA approved the withdrawal. The Company derecognized the ANDAs. No gain or loss was recognized as the carrying amount was zero at the time of withdrawal.

Intangible assets at December 31, 2023 and 2022 consists of the following:

(In thousands)
Asset as of December 31, 2023	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
License of FOLOTYN®	2,000	(261)	—	1,739
Others	302	(202)	—	100
Total	$2,302	$(463)	$—	$1,839

(In thousands)
Asset as of December 31, 2022	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
ANDAs	$15,832	$(6,118)	$(8,724)	$990
Others	244	(171)	—	73
Total	$16,076	$(6,289)	$(8,724)	$1,063

The changes in intangible assets for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In thousands)	2023	2022	2021
Balance at the beginning of the year	$1,063	$12,203	$13,210
Addition	2,064	45	—
Amortization expense	(1,287)	(1,211)	(1,347)
Impairment	—	(8,724)	—
Foreign currency translation adjustment	(1)	(1,250)	340
Balance at the ending of the year	$1,839	$1,063	$12,203

Expected future amortization expense is as follows as of December 31, 2023:

(In thousands)
2024	$1,055
2025	707
2026	11
2027	11
2028	11
2029 and thereafter	44